Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will immediately become 100% vested in their accounts.